RECEIVABLES (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Beginning balance	Dec. 31, 2009 Cumulative effect from change in accounting for consolidation of certain VIEs	Sep. 30, 2012 Retail	Sep. 30, 2011 Retail	Sep. 30, 2012 Retail	Sep. 30, 2011 Retail	Dec. 31, 2011 Retail	Dec. 31, 2010 Retail	Sep. 30, 2012 Wholesale	Sep. 30, 2011 Wholesale	Sep. 30, 2012 Wholesale	Sep. 30, 2011 Wholesale	Dec. 31, 2011 Wholesale	Dec. 31, 2010 Wholesale	Sep. 30, 2012 Other	Sep. 30, 2011 Other	Sep. 30, 2012 Other	Sep. 30, 2011 Other	Dec. 31, 2011 Other	Dec. 31, 2010 Other
Allowance for credit losses:
Beginning balance	$ 89,086	$ 96,129	$ 106,673	$ 118,730	$ 118,730	$ 132,271	$ 73,181	$ 59,090	$ 67,463	$ 65,426	$ 83,233	$ 73,123	$ 73,123		$ 11,444	$ 16,298	$ 12,163	$ 31,148	$ 31,148		$ 10,179	$ 14,405	$ 11,277	$ 14,459	$ 14,459
Charge-offs	(5,017)	(10,072)	(30,812)	(41,953)	(53,153)	(94,201)			(3,067)	(6,261)	(24,456)	(20,281)	(27,770)		(98)	(1,412)	(136)	(11,594)	(12,613)		(1,852)	(2,399)	(6,220)	(10,078)	(12,770)
Recoveries	2,021	2,336	6,504	7,047	9,728	8,066			1,063	1,522	3,942	4,321	5,850		64	39	166	360	447		894	775	2,396	2,366	3,431
Provision	12,080	8,184	15,818	13,443	32,853	76,394			6,765	5,934	9,524	10,220	33,353		3,596	821	2,808	(4,215)	(6,801)		1,719	1,429	3,486	7,438	6,301
Foreign currency translation and other	181	(742)	168	(1,432)	(1,485)	(3,800)			68	(597)	49	(1,359)	(1,323)		69	(86)	74	(39)	(18)		44	(59)	45	(34)	(144)
Ending balance	98,351	95,835	98,351	95,835	106,673	118,730	73,181	59,090	72,292	66,024	72,292	66,024	83,233		15,075	15,660	15,075	15,660	12,163		10,984	14,151	10,984	14,151	11,277
Ending balance: individually evaluated for impairment	39,137	51,851	39,137	51,851	52,980	69,797			27,878	40,453	27,878	40,453	42,879	42,465	11,259	11,285	11,259	11,285	10,101	27,222		113		113		110
Ending balance: collectively evaluated for impairment	59,214	43,984	59,214	43,984	53,693	48,933			44,414	25,571	44,414	25,571	40,354	30,658	3,816	4,375	3,816	4,375	2,062	3,926	10,984	14,038	10,984	14,038	11,277	14,349
Receivables:
Total Receivables	11,185,137	9,704,243	11,185,137	9,704,243	9,493,222	8,745,943			6,963,049	5,989,675	6,963,049	5,989,675	6,258,289	5,708,497	3,907,828	3,388,203	3,907,828	3,388,203	2,972,116	2,757,048	314,260	326,365	314,260	326,365	262,817	280,398
Ending balance: individually evaluated for impairment	133,417	126,924	133,417	126,924	130,629	158,408			51,482	71,961	51,482	71,961	73,920	96,399	81,935	54,761	81,935	54,761	56,444	61,609		202		202	265	400
Ending balance: collectively evaluated for impairment	$ 11,051,720	$ 9,577,319	$ 11,051,720	$ 9,577,319	$ 9,362,593	$ 8,587,535			$ 6,911,567	$ 5,917,714	$ 6,911,567	$ 5,917,714	$ 6,184,369	$ 5,612,098	$ 3,825,893	$ 3,333,442	$ 3,825,893	$ 3,333,442	$ 2,915,672	$ 2,695,439	$ 314,260	$ 326,163	$ 314,260	$ 326,163	$ 262,552	$ 279,998